As filed with the SEC on January 12, 2018
Registration No. 333-218702

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/   / Pre-Effective Amendment No. ___                                                                                                                              /X/ Post-Effective Amendment No. 2

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this Amended Registration Statement become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.  The filing is being made solely for the purpose of adding Exhibit 12(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-218702), as filed with the Securities and Exchange Commission on June 13, 2017, as previously supplemented to date.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PART A.  INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Form N-14 Registration Statement of Hennessy Funds Trust (the “Registrant”) under the Securities Act of 1933, as amended (the “Securities Act”), filed with the Securities and Exchange Commission (the “SEC”) on June 13, 2017, as previously supplemented to date (File No. 333-218702).

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Form N-14 Registration Statement of the Registrant under the Securities Act, filed with the SEC on June 13, 2017, as previously supplemented to date (File No. 333-218702).

__________________________________

HENNESSY FUNDS TRUST

Part C.  Other Information

January 12, 2018
 __________________________________

Item 15.                          Indemnification
Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Trust Instrument of Hennessy Funds Trust (the “Registrant”), dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  Limitation of Liability.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  Indemnification

(a)            Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)            No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)	by the court or other body approving the settlement;

(B)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)            The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)            Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.                 EXHIBITS.
1.	(a)	Restated Certificate of Trust.(9)

(b)	Certificate of Amendment to the Certificate of Trust.(2)

(c)	Certificate of Amendment to the Certificate of Trust.(9)

(d)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(2)

(e)	Amended and Restated Written Instrument Designating and Establishing Series and Classes.(8)

2.	Bylaws, as amended and restated as of June 3, 2008.(2)

3.	See relevant portions of Certificate of Trust, as amended, Trust Instrument and Bylaws.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A to the Registration Statement on Form N-14.

5.	None.

6.	(a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(3)

(b)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(4)

(c)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(5)

(d)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(7)

(e)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(8)

(f)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(4)

(g)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity allocation) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(4)

(h)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income allocation) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(4)

(i)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(5)

7.	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC.(1) and Amended and Restated Exhibit C(5) and Exhibit A.(7)

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association.(1) and Amended and Restated Exhibit C(5) and Exhibit D.(7)

10.	(a)	Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(4)

(b)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.(7)

(c)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.(7)

(d)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.(7)

(e)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.(7)

(f)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.(5)

(g)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.(5)

(h)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.(7)

(i)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.(7)

(j)	Amended and Restated Rule 18f-3 Multi-Class Plan.(8)

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares.(9)

12.	(a)	Opinion of Foley & Lardner LLP regarding tax matters.(10)

(b)            Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13.	(a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(1) and Amended and Restated Exhibit A(5) and Exhibit B.(7)

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC(1) and Amended and Restated Exhibit A(5) and Exhibit C.(7)

(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(1) and Amended and Restated Exhibit A(5) and Exhibit B.(7)

(d)
Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(5)

(e)	First Amendment to Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.(6)

(f)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund [Agreement Expired but Reimbursement Provision Continuing].(4)

(g)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund [Agreement Terminated but Reimbursement Provision Continuing].(5)

(h)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund [Agreement Terminated but Reimbursement Provision Continuing].(5)

(i)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(8)

(j)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(9)

(k)	Administrative Services Agreement among the American Gas Association, Hennessy Funds Trust, on behalf the Hennessy Gas Utility Fund, and Hennessy Advisors, Inc.(8)

(l)	First Amendment to Administrative Services Agreement among the American Gas Association, Hennessy Funds Trust, on behalf of the Gas Utility Fund, and Hennessy Advisors, Inc.(8)

14.	(a)	Consent of Independent Registered Public Accounting Firm.(9)

(b)            Consent of Independent Registered Public Accounting Firm.(9)

15.	None.

16.	Power of Attorney.(1)

17.	Form of Proxy Cards.(9)

_______________
(1)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005, and its accession number is 0000897069-05-001653.

(2)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.  Post-Effective Amendment No. 24 was filed on December 15, 2008, and its accession number is 0000897069-08-001905.

(3)
Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.  Post-Effective Amendment No. 26 was filed on November 23, 2009, and its accession number is 0000898531-09-000435.

(4)
Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.  Post-Effective Amendment No. 34 was filed on February 28, 2013, and its accession number is 0000898531-13-000110.

(5)
Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement.  Post-Effective Amendment No. 38 was filed on February 28, 2014, and its accession number is 0000898531-14-000096.

(6)
Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.  Post-Effective Amendment No. 40 was filed on March 2, 2015, and its accession number is 0000898531-15-000083.

(7)
Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.  Post-Effective Amendment No. 43 was filed on February 29, 2016, and its accession number is 0000898531-16-000649.

(8)
Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement.  Post-Effective Amendment No. 47 was filed on February 28, 2017, and its accession number is 0000898531-17-000122.

(9)
Incorporated by reference to the Form N-14 Registration Statement (File No. 333-218702). The Form N-14 Registration Statement (File No. 333-218702) was filed on June 13, 2017 and its accession number is 0000898531-17-000334.

(10)
Incorporated by reference to Amendment No. 1 to the Form N-14 Registration Statement (File No. 333-218702).  Amendment No. 1 to the Form N-14 Registration Statement (File No. 333-218702) was filed on December 1, 2017 and its accession number is 0000897069-17-000577.

ITEM 17.               UNDERTAKINGS.
(1)          The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 12th day of January, 2018.

HENNESSY FUNDS TRUST
(Registrant)

By:        /s/ Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and President

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	January 12, 2018

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	January 12, 2018

*By:  /s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of January 12, 2018

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

1. (a)	Restated Certificate of Trust. *

(b)	Certificate of Amendment to the Certificate of Trust.*

(c)	Certificate of Amendment to the Certificate of Trust. *

(d)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).*

(e)	Amended and Restated Written Instrument Designating and Establishing Series and Classes.*

2.	Bylaws, as amended and restated as of June 3, 2008.*

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed as Part A to the Registration Statement on Form N-14.

5.	None.

6. (a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.*

(b)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(c)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(d)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(e)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(f)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.*

(g)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.*

(h)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

(i)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.*

Exhibit Index

7.	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC* and Amended and Restated Exhibit C* and Exhibit A.*

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association* and Amended and Restated Exhibit C* and Exhibit D.*

10. (a)
Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(b)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.*

(c)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.*

(d)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.*

(e)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.*

(f)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.*

(g)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.*

(h)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.*

(i)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.*

(j)	Amended and Restated Rule 18f-3 Multi-Class Plan.*

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares. *

12. (a)	Opinion of Foley & Lardner LLP regarding tax matters. *

(b)	Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13. (a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit B.*

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit C.*

(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit B.*

(d)
Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(e)	First Amendment to Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.*

(f)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund [Agreement Expired but Reimbursement Provision Continuing].*

Exhibit Index

(g)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund [Agreement Terminated but Reimbursement Provision Continuing].*

(h)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund [Agreement Terminated but Reimbursement Provision Continuing].*

(i)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund. *

(j)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund. *

(k)	Administrative Services Agreement among the American Gas Association, Hennessy Funds Trust, on behalf the Hennessy Gas Utility Fund, and Hennessy Advisors, Inc.*

(l)	First Amendment to Administrative Services Agreement among the American Gas Association, Hennessy Funds Trust, on behalf of the Gas Utility Fund, and Hennessy Advisors, Inc.*

14. (a)	Consent of Independent Registered Public Accounting Firm. *

(b)	Consent of Independent Registered Public Accounting Firm. *

15.	None.

16.	Power of Attorney.*

17.	Form of Proxy Cards. *

* Incorporated by reference.

Exhibit Index